Acquisition of Navios Containers and Navios Acquisition (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Effective Date of Arrangements				Mar. 31, 2021
Bargain gain				$ 0	$ 0	$ 48,015
Gain on acquisition of control				0	0	80,839
Revenues				1,306,889	1,210,528	713,175
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				433,645	579,247	511,273
Upon the NNA Merger Agreement [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares purchased | shares			3,388,226
Shares conversion rate			0.1275
Limited Partner [Member]
Business Acquisition [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 424,974	567,662	505,862
Navios Containers [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement				Dec. 31, 2020
Excess of the fair value of the identifiable net assets acquired	$ 342,674
Purchase price consideration	298,621
Bargain gain	$ 44,053				48,015
Relevant discount factor	0.0889
Ownership percentage	35.70%
Fair value	$ 106,997
Closing price per common unit | $ / shares	$ 9.23
Revaluation gain	$ 75,387
Equity gain	5,452
Gain on acquisition of control	$ 80,839				80,839
Voting rights acquired	64.30%
Business Acquisition, Transaction Costs				$ 0	0	247
Business Acquisition, Pro Forma Revenue						924,978	$ 715,397
Navios Containers [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Shares conversion rate				0.39
Closing price per common unit | $ / shares	$ 23.56
Fair value	$ 191,624
Common units issued | shares	8,133,452
Upon the NMCI Merger Agreement [Member]
Business Acquisition [Line Items]
Revenues		$ 168,322
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ 182,479
Navios Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement						Aug. 25, 2021
Excess of the fair value of the identifiable net assets acquired			$ 211,597
Purchase price consideration			207,635
Bargain gain			$ 3,962
Relevant discount factor			0.1043
Revenues			$ 82,477
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest						$ 17,946
Business Acquisition, Transaction Costs				$ 0	0	10,192
Ownership percentage after purchase of stock			62.40%
Fair value of the consideration			$ 150,000
Fair value of noncontrolling interest			$ 57,635
Business Acquisition, Pro Forma Revenue						$ 377,071	$ 97,047
Navios Acquisition [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Closing price per common unit | $ / shares			$ 2.17
Shares purchased | shares			44,117,647
NMCI Merger and NNA Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs					$ 11,169